Summary of Significant Accounting Policies - Schedule of Exchange Rates for the Respective Periods (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance Sheet [Member] | HKD [Member]
Schedule of Exchange Rates for the Respective Periods [Line Items]
Exchange rate	7.7833	7.7677
Balance Sheet [Member] | SGD [Member]
Schedule of Exchange Rates for the Respective Periods [Line Items]
Exchange rate	1.2859	1.3662
Balance Sheet [Member] | RMB [Member]
Schedule of Exchange Rates for the Respective Periods [Line Items]
Exchange rate	6.9931	7.2993
Statements of Operations and Comprehensive (Loss) Income, and Statements of Cash Flows [Member] | HKD [Member]
Schedule of Exchange Rates for the Respective Periods [Line Items]
Exchange rate	7.7956	7.803	7.8292
Statements of Operations and Comprehensive (Loss) Income, and Statements of Cash Flows [Member] | SGD [Member]
Schedule of Exchange Rates for the Respective Periods [Line Items]
Exchange rate	1.3065	1.3363	1.3428
Statements of Operations and Comprehensive (Loss) Income, and Statements of Cash Flows [Member] | RMB [Member]
Schedule of Exchange Rates for the Respective Periods [Line Items]
Exchange rate	7.1875	7.1957	7.0809